Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Instrument Positions for Future Production Periods

Below is summary of the Company’s derivative instrument positions, as of December 31, 2014, for future production periods:

Description	Volume (MMBtu/d)	Production Period	Weighted Average Price ($/MMBtu)
Natural Gas Swaps:
	66,219	January 2015—December 2015	$3.797
	25,000	January 2016—December 2016	$3.660
Natural Gas Three-way Collar:
Floor purchase price (put)	15,000	January 2015—December 2015	$3.60
Ceiling sold price (call)	15,000	January 2015—December 2015	$3.80
Floor sold price (put)	15,000	January 2015—December 2015	$3.00
Natural Gas Put Sale:
Put sold	16,800	January 2015—December 2015	$3.350
Natural Gas Collar:
Purchased put	5,000	January 2015—March 2015	$4.000
Call sold	5,000	January 2015—March 2015	$4.750
Basis Swaps:
	25,000	January 2015—March 2015	$(1.067)
	25,000	April 2015—October 2015	$(1.208)

Fair Value of Derivative Instruments on a Gross Basis and on a Net basis as Presented in Consolidated Balance Sheets

The following table summarizes the fair value of the Company’s derivative instruments on a gross basis and on a net basis as presented in the consolidated balance sheets (in thousands). None of the derivative instruments are designated as hedges for accounting purposes.

Derivatives not designated as hedging instruments under ASC 815	Gross Amount	Netting Adjustments(a)	Net Amount Presented in the Balance Sheets	Balance Sheet Location
As of December 31, 2014
Assets
Commodity derivatives—current	$22,349	$(5,012)	$17,337	Other current assets
Commodity derivatives—noncurrent	1,741	(44)	1,697	Other assets

Total assets	$24,090	$(5,056)	$19,034

Liabilities
Commodity derivatives—current	$(5,012)	$5,012	$—
Commodity derivatives—noncurrent	(44)	44	—

Total liabilities	$(5,056)	$5,056	$—

(a)	The Company has agreements in place that allow for the financial right to offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.

Summary of Gains and Losses on Derivative Instruments

The following table presents the Company’s reported gains and losses on derivative instruments and where such values are recorded in the consolidated statements of operations for the periods presented (in thousands):

	Location of Gain (Loss)	Years Ended December 31,
		2014	2013	2012
Commodity derivatives	Gain on derivative instruments	$20,791	$—	$—